UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23294

Causeway ETMF Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 to June 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

June 30, 2018 (Unaudited)

Causeway International Value NextShares	Number of Shares	Value
COMMON STOCK
Canada — 8.0%
Canadian Imperial Bank of Commerce	130	$11
Canadian Pacific Railway Ltd.	549	101
Encana Corp.	7,706	101
Gildan Activewear Inc.	2,151	61
Manulife Financial Corp.	6,099	109

		383

China — 2.3%
Baidu Inc. ADR[1]	459	112

France — 3.8%
BNP Paribas SA	1,175	73
Engie SA	2,539	39
Schneider Electric SE	878	73

		185

Germany — 8.7%
BASF SE	1,403	134
Linde AG	800	191
SAP SE	812	94

		419

Hong Kong — 3.4%
China Merchants Port Holdings Co. Ltd.	12,000	24
China Mobile Ltd.	15,500	138

		162

Italy — 2.7%
UniCredit SpA	7,810	130

Japan — 12.8%
East Japan Railway Co.	1,200	115
Japan Airlines Co. Ltd.	3,000	106
KDDI Corp.	5,000	137
Sompo Holdings Inc.	1,700	69
Sumitomo Mitsui Financial Group Inc.	1,400	55
Takeda Pharmaceutical Co. Ltd.	3,200	135

		617

Netherlands — 3.1%
Akzo Nobel NV	1,419	122
ING Groep NV	2,025	29

		151

South Korea — 3.9%
Samsung Electronics Co. Ltd.	1,892	79

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Value NextShares	Number of Shares	Value
South Korea — (continued)
SK Telecom Co. Ltd.	523	$109

		188

Spain — 1.3%
CaixaBank SA	11,308	49
Red Electrica Corp. SA	743	15

		64

Sweden — 0.2%
Alfa Laval AB	414	10

Switzerland — 10.6%
ABB Ltd.	5,792	127
Aryzta AG	1,597	24
Cie Financiere Richemont SA	550	47
Givaudan SA	23	52
Novartis AG	1,772	135
Roche Holding AG	469	104
Zurich Insurance Group AG	79	24

		513

United Kingdom — 34.0%
AstraZeneca PLC	1,544	107
Aviva PLC	13,609	90
Balfour Beatty PLC	13,042	49
Barclays PLC	52,492	131
BHP Billiton PLC	2,126	48
BP PLC	16,377	125
British American Tobacco PLC	3,277	166
Carnival PLC	1,292	74
Cobham PLC [1]	41,579	70
Diageo PLC	1,521	55
GlaxoSmithKline PLC	3,510	71
Johnson Matthey PLC	607	29
Lloyds Banking Group PLC	68,947	57
Micro Focus International PLC	2,957	52
Prudential PLC	5,254	120
Rolls-Royce Group PLC [1]	5,964	78
Royal Dutch Shell PLC, Class B	3,875	139
SSE PLC	5,497	98
Vodafone Group PLC	34,278	83

		1,642

Total Common Stock
(Cost $4,795) — 94.8%		4,576

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Value NextShares	Number of Shares	Value
PREFERRED STOCK
Germany — 3.7%
Volkswagen AG	1,093	$181

Total Preferred Stock
(Cost $235) — 3.7%		181

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.810%**	75,891	76

Total Short-Term Investment
(Cost $76) — 1.6%		76

Total Investments — 100.1%
(Cost $5,106)		4,833

Other Assets in Excess of Liabilities — (0.1)%		(5)

Net Assets — 100.0%		$4,828

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2018.
1	Non-income producing security.

ADR	American Depositary Receipt

At June 30, 2018, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

Amounts designated as “—” are $0.

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2018 (Unaudited)

Security Valuation — Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available) are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market or a designated exchange-traded fund that trades in the U.S. that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Quoted prices for similar asset or liability in active markets, quoted prices for identical or similar asset or liability in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

CCM-QH-008-0100

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway ETMF Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2018